Segment information - Summary of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings and loss information
Revenue	$ 617,823	$ 459,016
Production costs	334,839	269,445
Depreciation and amortization	153,118	105,732
Earnings from mine operations	129,866	83,839
Other significant items of income and expense
Reversal of impairment	(96,914)	447,808
Write-down of assets	6,298	447,808
Exploration and evaluation expenses	14,643	33,842
Income tax expense (recovery)	39,771	(86,498)
Capital expenditure information
Additions to property, plant and equipment during the period	181,103	328,153
Capitalized interest	3,848	36,750
Information about assets and liabilities
Property, plant and equipment	4,088,202	3,988,476	$ 4,227,397
Goodwill	92,591	92,591
Information about assets and liabilities	4,180,793	4,081,067
Debt, including current portion	479,732	595,977
Turkey
Earnings and loss information
Revenue	352,385	348,528
Production costs	137,080	174,081
Depreciation and amortization	63,949	75,854
Earnings from mine operations	151,356	98,593
Other significant items of income and expense
Reversal of impairment	(85,224)
Write-down of assets	105	117,570
Exploration and evaluation expenses	2,593	840
Income tax expense (recovery)	57,518	45,238
Capital expenditure information
Additions to property, plant and equipment during the period	62,887	68,737
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	791,354	721,449
Goodwill	0	0
Information about assets and liabilities	791,354	721,449
Debt, including current portion	0	0
Canada
Earnings and loss information
Revenue	125,282	0
Production costs	50,733	0
Depreciation and amortization	47,659	0
Earnings from mine operations	26,890	0
Other significant items of income and expense
Reversal of impairment	0
Write-down of assets	0	0
Exploration and evaluation expenses	1,905	103
Income tax expense (recovery)	(2,727)	(3,415)
Capital expenditure information
Additions to property, plant and equipment during the period	75,328	189,867
Capitalized interest	3,848	13,160
Information about assets and liabilities
Property, plant and equipment	606,274	582,895
Goodwill	92,591	92,591
Information about assets and liabilities	698,865	675,486
Debt, including current portion	0	0
Greece
Earnings and loss information
Revenue	140,156	110,488
Production costs	147,026	95,364
Depreciation and amortization	41,510	29,424
Earnings from mine operations	(48,380)	(14,300)
Other significant items of income and expense
Reversal of impairment	0
Write-down of assets	6,177	330,238
Exploration and evaluation expenses	3,223	15,947
Income tax expense (recovery)	(14,305)	(129,213)
Capital expenditure information
Additions to property, plant and equipment during the period	39,349	61,716
Capitalized interest	0	23,590
Information about assets and liabilities
Property, plant and equipment	2,067,719	2,063,798
Goodwill	0	0
Information about assets and liabilities	2,067,719	2,063,798
Debt, including current portion	0	0
Romania
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings from mine operations	0	0
Other significant items of income and expense
Reversal of impairment	0
Write-down of assets	16	0
Exploration and evaluation expenses	4,887	13,499
Income tax expense (recovery)	(1,110)	(2,716)
Capital expenditure information
Additions to property, plant and equipment during the period	24	419
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	415,150	416,197
Goodwill	0	0
Information about assets and liabilities	415,150	416,197
Debt, including current portion	0	0
Brazil
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings from mine operations	0	0
Other significant items of income and expense
Reversal of impairment	(11,690)
Write-down of assets	0	0
Exploration and evaluation expenses	381	1,728
Income tax expense (recovery)	249	3,608
Capital expenditure information
Additions to property, plant and equipment during the period	3,476	6,612
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	204,419	203,075
Goodwill	0	0
Information about assets and liabilities	204,419	203,075
Debt, including current portion	0	0
Other
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	454
Earnings from mine operations	0	(454)
Other significant items of income and expense
Reversal of impairment	0
Write-down of assets	0	0
Exploration and evaluation expenses	1,654	1,725
Income tax expense (recovery)	146	0
Capital expenditure information
Additions to property, plant and equipment during the period	39	802
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	3,286	1,062
Goodwill	0	0
Information about assets and liabilities	3,286	1,062
Debt, including current portion	$ 479,732	$ 595,977